Going Concern (Details Narrative) (USD $)	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated Deficit		$ 13,302,251	$ 13,216,847
Working Capital Deficiency		1,408,161	1,372,757
Funds Needed	95,000
Estimated Accrued Interest Expenses	80,000
Current Obligations		$ 1,420,245	$ 1,372,760